Right-of-use assets - Schedule of analysis of expense items in relation to leases recognized in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	¥ 38,484	¥ 36,205	¥ 31,748
Interest on lease liabilities (Note 8)	2,275	2,853	3,574
Expense relating to short-term leases and other leases with remaining lease term ending on or before December 31	1,686	933	1,366
Lease Expenditure Recognised In Profit And Loss	42,445	39,991	36,688
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	36,609	34,630	30,035
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	¥ 1,875	¥ 1,575	¥ 1,713